Property, plant and equipment, net - Depreciation expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Property, plant and equipment, net
Depreciation expense	$ 7,329	¥ 45,969	¥ 45,860	¥ 45,545
Direct costs
Property, plant and equipment, net
Depreciation expense	4,792	30,055	29,883	29,812
Research and development
Property, plant and equipment, net
Depreciation expense	181	1,138	1,372	1,118
Sales and marketing
Property, plant and equipment, net
Depreciation expense	513	3,217	3,051	3,070
General and administrative
Property, plant and equipment, net
Depreciation expense	$ 1,843	¥ 11,559	¥ 11,554	¥ 11,545